Statement of Changes in Net Assets Available for Benefits - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
INVESTMENT INCOME
Net Appreciation in Fair Value of Investments	$ 1,037,588,087
Interest and Dividends	24,343,986
Other Additions	91,259
Total Investment Income	1,062,023,332
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	6,326,524
CONTRIBUTIONS
Employee Contributions	277,787,236
Company Contributions	145,456,161
Employee Rollover	26,036,712
Total Contributions	449,280,109
Total Additions	1,517,629,965
DEDUCTIONS:
BENEFITS PAID TO PARTICIPANTS	566,518,612
ADMINISTRATIVE EXPENSES	1,122,278
Total Deductions	567,640,890
NET INCREASE	949,989,075
Beginning of Year	6,439,235,117
End of Year	$ 7,389,224,192